Dividends (Tables)	6 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2018	30.44	710	319
Special dividend - June 2017	84.375	3,171	—
Final dividend in respect of the year ended 31 March 2017	29.10	970	33